EMPLOYEE RETIREMENT PLAN (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2010	Jan. 02, 2009
Defined Benefit Plan, Funded Percentage		3.00%
Defined Benefit Plan Contributions By Company	$ 23,000